Income and other taxes - Schedule of Deferred Income Tax Liabilities and Deferred Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	$ (171,179)	$ (182,515)	$ (186,432)
Deferred income tax expense/(recovery)	(11,336)	(3,917)
Operating loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	9,312	22,119
Deferred income tax expense/(recovery)	12,807	8,616
Current assets and liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	(1,442)	(7,030)
Deferred income tax expense/(recovery)	(5,588)	1,528
Mining interests
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	(152,406)	(207,133)
Deferred income tax expense/(recovery)	(54,727)	(4,448)
Mine restoration provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	14,504	24,622
Deferred income tax expense/(recovery)	10,118	4,430
Future withholding tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	(38,548)	(9,000)
Deferred income tax expense/(recovery)	29,548	(12,000)
Unrealized gains
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	(10,127)	(7,510)
Deferred income tax expense/(recovery)	2,617	(587)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	7,528	1,417
Deferred income tax expense/(recovery)	$ (6,111)	$ (1,456)